Quarterly Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										9 Months Ended				12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Data [Line Items]
Revenues	$ 343.9		$ 338.2	$ 332.7	$ 279.2		$ 335.8	$ 331.5	$ 331.4	$ 285.9	$ 958.8		$ 950.1		$ 1,294.0	[1]	$ 1,284.6	[1]	$ 1,277.1	[1]
Adjusted OIBDA	110.2		116.1	113.1	75.4		96.8	117.1	113.6	80.9	292.8		304.6		414.8		408.4		414.3
Restructuring charges							(0.1)	(1.9)	(0.5)	0	(6.2)	[2]	0	[2]	0		(2.5)		(3.0)
Net gain (loss) on dispositions	17.5	[3]	0.1	(0.1)	9.8	[4]	(0.4)	(0.3)	(0.7)	(0.8)	1.4		9.8		27.3		(2.2)		(2.0)
Depreciation	(26.2)		(26.4)	(25.9)	(26.0)		(25.9)	(26.7)	(26.8)	(26.5)	(79.3)		(78.3)		(104.5)		(105.9)		(109.0)
Amortization	(23.1)		(22.6)	(22.7)	(22.9)		(23.0)	(23.0)	(22.8)	(22.1)	(67.3)		(68.2)		(91.3)		(90.9)		(102.9)
Stock-based Compensation	(1.7)		(2.6)	(1.6)	(1.6)		(1.4)	(1.5)	(1.5)	(1.3)	(10.9)		(5.8)		(7.5)	[5]	(5.7)	[5]	(5.0)	[5]
Operating Income (Loss)	76.7		64.6	62.8	34.7		46.0	63.7	61.3	30.2	132.6		162.1		238.8		201.2		192.4
Net income	50.0		37.2	36.4	19.9		18.8	38.7	37.2	18.7	279.1		93.5		143.5		113.4		107.1
Percentage of Company's ownership in group of assets sold	50.00%
Percentage of Company's ownership in group of assets contributed to a joint venture	50.00%
UNITED STATES
Quarterly Financial Data [Line Items]
Revenues	302.5		296.5	285.9	245.2		287.4	284.9	281.7	244.6	842.4		827.6		1,130.1	[1]	1,098.6	[1]	1,051.5	[1]
Adjusted OIBDA	106.2		113.6	106.5	80.1		98.7	108.1	101.9	76.7	293.0		300.2		406.4		385.4		364.7
Net gain (loss) on dispositions											1.3		10.0
Operating Income (Loss)	81.7		72.0	65.2	48.2		57.5	64.5	59.3	35.1	168.5		185.4		267.1		216.4		192.2
International
Quarterly Financial Data [Line Items]
Revenues	41.4		41.7	46.8	34.0		48.4	46.6	49.7	41.3	116.4		122.5		163.9		186.0		225.6
Adjusted OIBDA	9.1		7.9	11.5	0.6		0.3	11.0	13.3	5.9	16.9		20.0		29.1		30.5		57.2
Net gain (loss) on dispositions											0.1		(0.2)
Operating Income (Loss)	1.8		0.6	4.1	(6.6)		(7.9)	2.7	5.1	(1.9)	(3.8)		(1.9)		(0.1)		(2.0)		12.8
Corporate
Quarterly Financial Data [Line Items]
Adjusted OIBDA	(5.1)		(5.4)	(4.9)	(5.3)		(2.2)	(2.0)	(1.6)	(1.7)	(17.1)		(15.6)		(20.7)		(7.5)		(7.6)
Operating Income (Loss)	$ (6.8)		$ (8.0)	$ (6.5)	$ (6.9)		$ (3.6)	$ (3.5)	$ (3.1)	$ (3.0)	$ (32.1)		$ (21.4)		$ (28.2)		$ (13.2)		$ (12.6)

[1]	Revenues classifications are based on customers’ locations.
[2]	Restructuring charges (including stock-based compensation of $3.5 million), costs related to the Acquisition and stock-based compensation are classified as Corporate expense.
[3]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[4]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.
[5]	(a)Stock-based compensation is classified as a Corporate expense.